Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
09.
Accumulated Other Comprehensive Income
The components of accumulated other comprehensive income, net of tax, were as follows:

December 31	2013	2012
Foreign currency translation	$239.5	$186.8
Translation loss on net investment hedge, net of income taxes of $(36.7) and $(31.3), respectively	(60.6)	(51.1)
Translation loss on long-term intercompany loans	(73.6)	(73.4)
Unrealized gain on investments, net of income taxes of $1.6 and $3.9, respectively	11.5	11.8
Defined benefit pension plans, net of income taxes of $(21.8) and $(22.6), respectively	(39.7)	(37.0)
Retiree health care plan, net of income taxes of $2.7 and $(1.7), respectively	5.1	(2.7)
Accumulated other comprehensive income	$82.2	$34.4